Commitments and contingent obligations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Leases [Line Items]
Percentage of future minimum revenues utilization	100.00%
Operating leases, future minimum payments due	$ 827,126,000
Vessels [Member]
Leases [Line Items]
Operating leases, future minimum payments due	$ 821,684,000
Operating leases, start year	2016
Operating leases, expiration year	2027
Office Space [Member]
Leases [Line Items]
Operating leases, future minimum payments due	$ 5,442,000
Operating leases, start year	2016
Operating leases, expiration year	2019